Consolidated statement of changes in equity (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Changes In Equity [Abstract]
Increase (decrease) through net exchange differences, goodwill	kr 966	kr 1,584	kr (2,484)
Realized gain or losses net	kr 54	kr 36	kr (24)
Dividends paid per share	kr 1.00	kr 1.00	kr 1.00